Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2025 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2026	¥ 8,828	$ 1,262
2027	5,109	731
2028	2,779	397
2029	827	118
2030	379	54
Thereafter	0	0
Future Minimum Payments For Noncancelable Licensed Copyrights and Produced Content fees	¥ 17,922	$ 2,562